Statements Of Consolidated and Combined Equity (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Issuance of common units of CPPL	$ 1,168.4
Columbia OpCo
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest Additional Ownership Interest	8.40%